Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ (203,052)	$ (144,087)	$ (169,033)
Deferred	385,654	(72,770)	116,254
Income tax expense	$ 182,602	$ (216,857)	$ (52,779)